UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.7%
Australia & New Zealand Banking Group Ltd., 0.29%, 1/14/2010	21,000,000	21,000,000
Bank of Montreal, 0.25%, 12/14/2009	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 12/18/2009	28,000,000	28,000,000
BNP Paribas:
0.26%, 1/11/2010	25,000,000	25,000,000
0.28%, 3/3/2010	15,500,000	15,500,000
0.82%, 11/5/2009	36,000,000	36,000,000
Caixa Geral de Depositos SA, 0.27%, 1/5/2010	35,000,000	35,000,000
Credit Industriel et Commercial, 0.25%, 11/19/2009	35,000,000	35,000,000
Dexia Credit Local:
0.31%, 11/13/2009	15,000,000	15,000,000
0.49%, 4/5/2010	20,000,000	20,000,430
0.75%, 2/11/2010	27,000,000	27,000,381
1.06%, 1/4/2010	22,000,000	22,000,389

DnB NOR Bank ASA, 0.34%, 5/5/2010	15,500,000	15,499,996
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	13,000,000	13,072,150
Mizuho Corporate Bank Ltd.:
0.25%, 12/7/2009	20,000,000	20,000,000
0.25%, 1/8/2010	32,000,000	32,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	13,000,000	13,000,000
Rabobank Nederland NV:
0.28%, 1/7/2010	25,000,000	25,000,000
0.36%, 3/24/2010	10,000,000	10,000,394
Societe Generale, 0.22%, 12/1/2009	10,000,000	10,000,000
Svenska Handelsbanken AB:
0.22%, 1/6/2010	50,000,000	50,000,458
0.23%, 1/26/2010	25,000,000	25,000,597
0.25%, 2/26/2010	24,000,000	24,000,772
0.62%, 11/30/2009	40,000,000	40,000,643
Toronto-Dominion Bank:
0.6%, 1/12/2010	22,000,000	22,003,508
0.65%, 4/1/2010	7,000,000	7,000,000
0.75%, 2/8/2010	20,000,000	20,000,000
UBS AG, 0.55%, 12/29/2009	15,000,000	15,000,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	17,000,000	17,457,273

Total Certificates of Deposit and Bank Notes (Cost $678,536,991)		678,536,991
Commercial Paper 39.1%
Issued at Discount **
Anglo Irish Bank Corp., Ltd.:
144A, 0.75%, 1/19/2010	25,000,000	24,958,854
144A, 0.8%, 12/10/2009	34,000,000	33,970,533
ASB Finance Ltd.:
0.9%, 12/9/2009	9,000,000	8,991,450
1.2%, 3/12/2010	5,000,000	4,978,167
BNZ International Funding Ltd., 144A, 0.31%, 11/13/2009	30,000,000	29,996,900
Caisse d'Amortissement de la Dette Sociale:
0.23%, 2/25/2010	15,000,000	14,988,883
0.27%, 3/23/2010	25,000,000	24,973,375
0.48%, 4/19/2010	7,500,000	7,483,100
0.65%, 3/12/2010	14,000,000	13,966,886
0.7%, 1/8/2010	14,000,000	13,981,489
Cancara Asset Securitisation LLC, 144A, 0.25%, 11/9/2009	23,000,000	22,998,722
Charta Corp., 144A, 0.35%, 11/4/2009	25,000,000	24,999,271
Citibank Omni Master Trust:
144A, 0.6%, 11/4/2009	25,000,000	24,998,750
144A, 0.6%, 11/12/2009	15,000,000	14,997,250
144A, 0.6%, 11/18/2009	9,000,000	8,997,450
144A, 0.6%, 11/25/2009	18,000,000	17,992,800
Danske Corp.:
144A, 0.23%, 11/3/2009	22,000,000	21,999,719
144A, 0.51%, 1/15/2010	18,000,000	17,980,875
144A, 0.6%, 1/11/2010	30,000,000	29,964,500
Dexia Delaware LLC, 0.3%, 11/6/2009	35,000,000	34,998,542
General Electric Capital Services, Inc., 0.8%, 11/2/2009	18,000,000	17,999,600
Grampian Funding LLC:
144A, 0.4%, 1/11/2010	15,000,000	14,988,167
144A, 0.405%, 1/4/2010	11,000,000	10,992,080
Irish Life & Permanent PLC:
144A, 1.0%, 12/22/2009	12,000,000	11,983,000

144A, 1.05%, 12/21/2009	12,000,000	11,982,500
JPMorgan Chase Funding, Inc., 144A, 0.18%, 11/9/2009	50,000,000	49,998,000
Merck & Co., Inc., 0.14%, 12/16/2009	30,000,000	29,994,750
Nieuw Amsterdam Receivables Corp., 144A, 0.23%, 11/18/2009	38,000,000	37,995,873
NRW.Bank:
0.29%, 1/6/2010	10,000,000	9,994,683
0.29%, 1/13/2010	15,000,000	14,991,179
0.4%, 3/3/2010	18,000,000	17,975,600
0.45%, 7/8/2010	20,000,000	19,937,750
0.46%, 11/13/2009	35,000,000	34,994,633
0.48%, 2/5/2010	7,000,000	6,991,040
0.5%, 1/11/2010	14,500,000	14,485,701
0.6%, 11/12/2009	7,000,000	6,998,717
Rabobank USA Financial Corp., 0.27%, 1/19/2010	25,000,000	24,985,187
Scaldis Capital LLC:
0.25%, 11/9/2009	33,000,000	32,998,167
0.25%, 11/24/2009	16,000,000	15,997,444
0.26%, 11/23/2009	15,000,000	14,997,617
Straight-A Funding LLC:
144A, 0.18%, 11/3/2009	25,000,000	24,999,750
144A, 0.21%, 1/12/2010	15,000,000	14,993,700
144A, 0.22%, 11/17/2009	35,000,000	34,996,578
144A, 0.22%, 11/18/2009	27,500,000	27,497,143
144A, 0.22%, 12/4/2009	60,000,000	59,987,900
144A, 0.28%, 11/5/2009	40,000,000	39,998,755
Swedbank AB:
144A, 0.81%, 3/30/2010	14,000,000	13,953,065
144A, 0.82%, 2/19/2010	15,000,000	14,962,417
144A, 0.86%, 6/3/2010	14,000,000	13,928,429
144A, 0.89%, 5/28/2010	14,000,000	13,928,009
144A, 0.99%, 5/12/2010	18,000,000	17,904,960
144A, 1.07%, 6/10/2010	17,000,000	16,888,334
144A, 1.09%, 6/14/2010	10,000,000	9,931,875
Total Capital Canada Ltd., 144A, 0.18%, 12/8/2009	65,000,000	64,987,975
Tulip Funding Corp., 144A, 0.19%, 11/18/2009	53,220,000	53,215,225

Total Commercial Paper (Cost $1,221,673,319)		1,221,673,319
Short Term Notes * 19.1%
ANZ National International Ltd., 144A, 0.384%, 10/19/2010	15,000,000	15,000,000
Bank of Nova Scotia, 0.253%, 11/23/2010	25,000,000	25,000,000
Barclays Bank PLC, 0.443%, 4/21/2010	20,000,000	20,000,000
Canadian Imperial Bank of Commerce:
0.2%, 7/26/2010	25,000,000	25,000,000
0.23%, 2/23/2010	10,000,000	10,000,000
0.23%, 3/4/2010	50,000,000	50,000,000
Commonwealth Bank of Australia, 144A, 0.385%, 6/24/2010	30,000,000	30,000,000
Governor & Co. of the Bank of Ireland:
0.625%, 1/25/2010	10,000,000	10,000,000
0.643%, 1/26/2010	25,000,000	25,000,000
Inter-American Development Bank, 0.401%, 2/19/2010	37,000,000	37,000,000
International Bank for Reconstruction & Development:
0.23%, 2/1/2010	30,000,000	30,000,000
0.42%, 2/8/2010	18,000,000	18,005,882
Kreditanstalt fuer Wiederaufbau, 0.333%, 1/21/2010	32,000,000	32,000,000
National Australia Bank Ltd., 0.384%, 7/12/2010	15,000,000	15,000,000
Natixis, 0.28%, 12/10/2009	34,000,000	34,000,000

Procter & Gamble International Funding SCA, 0.478%, 5/7/2010	17,000,000	17,000,000
Queensland Treasury Corp., 0.4%, 6/18/2010	29,500,000	29,500,000
Rabobank Nederland NV:
144A, 0.284%, 4/7/2011	40,000,000	40,000,000
144A, 0.44%, 12/16/2010	12,000,000	12,000,000
144A, 0.831%, 5/19/2010	18,000,000	18,046,512
Royal Bank of Scotland PLC, 0.456%, 5/21/2010	28,000,000	28,000,000
Societe Generale, 0.184%, 4/19/2010	35,000,000	35,000,000
Westpac Banking Corp.:
0.334%, 7/6/2010	28,000,000	28,000,000
144A, 0.335%, 7/2/2010	15,000,000	15,000,000

Total Short Term Notes (Cost $598,552,394)		598,552,394
Government & Agency Obligations 10.8%
Foreign Government Obligations 1.9%
Government of Canada:
0.85% **, 11/19/2009	10,000,000	9,995,750
0.9% **, 11/30/2009	30,000,000	29,978,250
Kingdom of Sweden, 1.0%, 4/26/2010	20,000,000	20,007,385

		59,981,385
Other Government Related 0.5%
General Electric Capital Corp., FDIC Guaranteed, 0.939% *, 12/9/2010	16,000,000	16,142,304
US Government Sponsored Agencies 6.9%
Federal Farm Credit Bank, 0.04% *, 4/1/2010	20,000,000	20,000,000
Federal Home Loan Bank:
0.503% **, 1/12/2010	18,000,000	17,981,640
0.79% *, 3/11/2010	25,000,000	24,998,840
Federal Home Loan Mortgage Corp.:
0.243% **, 12/8/2009	25,000,000	24,993,576
0.337% **, 2/2/2010	20,000,000	19,982,433
0.368% **, 3/31/2010	20,000,000	19,969,167
0.428% **, 5/17/2010	15,000,000	14,964,704
Federal National Mortgage Association:
0.237% **, 11/17/2009	20,000,000	19,997,778
0.448% **, 6/1/2010	10,000,000	9,973,500
0.481% **, 12/21/2009	27,000,000	26,981,625
0.548% **, 8/5/2010	15,000,000	14,936,521

		214,779,784
US Treasury Obligations 1.5%
US Treasury Notes:
1.75%, 3/31/2010	20,000,000	20,124,776
2.375%, 8/31/2010	10,000,000	10,165,772
2.75%, 7/31/2010	17,000,000	17,307,343

		47,597,891

Total Government & Agency Obligations (Cost $338,501,364)		338,501,364
Repurchase Agreements 10.1%
Banc of America Securities LLC, 0.07%, dated 10/30/2009, to be repurchased at $49,965,818 on 11/2/2009 (a)	49,965,527	49,965,527
Barclays Capital PLC, 0.06%, dated 10/30/2009, to be repurchased at $11,308,057 on 11/2/2009 (b)	11,308,000	11,308,000
BNP Paribas, 0.06%, dated 10/30/2009, to be repurchased at $52,020,260 on 11/2/2009 (c)	52,020,000	52,020,000
BNP Paribas, 0.08%, dated 10/30/2009, to be repurchased at $148,190,133 on 11/2/2009 (d)	148,189,145	148,189,145

Morgan Stanley & Co., Inc., 0.07%, dated 10/30/2009, to be repurchased at $54,237,316 on 11/2/2009 (e)			54,237,000	54,237,000

Total Repurchase Agreements (Cost $315,719,672)				315,719,672
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,152,983,740) †			100.8	3,152,983,740
Other Assets and Liabilities, Net			(0.8)	(24,455,037)

Net Assets			100.0	3,128,528,703

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2009.

**			Annualized yield at time of purchase; not a coupon rate.
†			The cost for federal income tax purposes was $3,152,983,740.
(a)			Collateralized by $42,379,503 Federal National Mortgage Association, with various coupon rates from 5.748-6.0%, with various maturity dates of 9/1/2022-10/1/2038 with a value of $50,964,838.
(b)	Collateralized by $8,714,400 US Treasury Bond, 6.875%, maturing on 8/15/2025 with a value of $11,534,191.
(c)			Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,274,500	US Treasury Bonds	6.625-8.875	8/15/2017-2/15/2027	3,063,847
7,179,900	US Treasury Notes	3.125-3.25	11/30/2009-6/30/2016	7,328,105
87,493,000	US Treasury STRIPS	Zero Coupon	11/15/2019-8/15/2039	42,668,502
Total Collateral Value				53,060,454
(d)			Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
57,375,090	Federal Home Loan Mortgage Corp.	4.0-8.0	11/1/2017-10/1/2039	61,368,001
76,550,141	Federal National Mortgage Association	3.5-7.0	3/1/2011-8/1/2047	79,691,136
9,527,686	Government National Mortgage Association	4.5-6.5	8/20/2024-10/20/2039	10,093,791
Total Collateral Value				151,152,928
(e)			Collateralized by $53,364,179 Federal Home Loan Mortgage Corp., 5.0%, maturing on 5/1/2039 with a value of $55,460,045.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments(f)	$ —	$ 3,152,983,740	$ —	$ 3,152,983,740
Total	$ —	$ 3,152,983,740	$ —	$ 3,152,983,740
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009